Supplement dated November 19, 2018
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following fund:
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP SM – American Century Diversified Bond Fund	5/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of CTIVPSM - American Century Diversified Bond Fund” section is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Alejandro Aguilar, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Brian Howell	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	November 2018
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Portfolio Management - Portfolio Managers” in the “More Information About CTIVPSM - American Century Diversified Bond Fund” section is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Alejandro Aguilar, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Brian Howell	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	November 2018
Mr. Gahagan joined American Century in 1983. Mr. Gahagan began his investment career in 1983 and earned a B.A. and an M.B.A. from the University of Missouri-Kansas City.
Mr. Aguilar joined American Century in 2003. Mr. Aguilar began his investment career in 1994 and earned a B.A. from the University of California-Berkeley and an M.B.A. from the University of Michigan.
Mr. Houston joined American Century in 1990. Mr. Houston began his investment career in 1986 and earned a B.A. from the University of Delaware and an M.A. from Syracuse University.
Mr. Howell joined American Century in 1987. Mr. Howell began his investment career in 1987 and earned a B.A. and an M.B.A. from the University of California-Berkeley.
Mr. Tan joined American Century in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments from 2005 to 2018. Mr. Tan began his investment career in 1994 and earned a B.S. from University of International Business and Economics, Beijing and an M.B.A from Bucknell University.
The rest of the section remains the same.
S-6546-115 A (11/18)

Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund has been superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2017, unless otherwise noted
VP – American Century Diversified Bond Fund	American Century: Alejandro H. Aguilar	16 RICs 3 PIVs 1 other account	$20.70 billion $1.30 billion $606.10 million	None	American Century	American Century
	Robert V. Gahagan	19 RICs 4 PIVs 1 other account	$21.00 billion $1.40 billion $606.10 million
	Jeffrey L. Houston	9 RICs 3 PIVs	$12.70 billion $1.30 billion
	Brian Howell	20 RICs 7 PIVs 5 other accounts	$21.20 billion $1.80 billion $1.20 billion
	Charles Tan(k)	6 RICs 1 PIV	$8.53 billion $962.61 million
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(k)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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S-6546-115 A (11/18)